Restructuring and Related Charges Location of amounts recorded above on the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 11,085	$ 32,392	$ 29,959
Cost of product sales and services
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,897	14,574	14,611
General and administrative expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5,438	8,604	8,045
Sales and marketing expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	908	8,727	5,591
Research and development expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	606	487	1,712
Other expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 236	$ 0	$ 0